Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Income Tax Disclosure [Abstract]
PRC statutory tax rate	25.00%	25.00%
Computed expected income tax (benefit) expense	$ 221,632	$ (257,767)
Tax rate differential benefit from tax holiday	(248,536)	26,817
Permanent differences	(1,447,813)	(930,476)
Tax effect of deductible temporary differences not recognized	(24,949)	(47,995)
Non-deductible tax loss	213,278	163,921
Income tax benefit	$ (1,286,388)	$ (1,045,500)